SCHEDULE OF LONG-TERM DEBT (Details) - USD ($)																													1 Months Ended
		Sep. 30, 2024		Dec. 31, 2023		Dec. 25, 2023	Nov. 08, 2023	Oct. 31, 2023	Sep. 19, 2023	Jun. 15, 2023	May 19, 2023	Jan. 05, 2023	Dec. 23, 2022	Oct. 15, 2022	Aug. 20, 2022	Aug. 16, 2022	Aug. 15, 2022	Aug. 13, 2022	Aug. 11, 2022	Aug. 10, 2022	Jul. 23, 2022	Jul. 15, 2022	Jun. 05, 2022	May 10, 2022	May 05, 2022	Dec. 10, 2021	Jun. 03, 2019	Feb. 12, 2018	Jun. 30, 2023	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Feb. 23, 2024	Dec. 08, 2023	Dec. 01, 2023	Nov. 30, 2023	Nov. 10, 2023	Oct. 30, 2023	Jul. 17, 2023	Apr. 30, 2023	Apr. 26, 2023	Dec. 31, 2022		Dec. 15, 2022	Sep. 28, 2022	May 16, 2022
Short-Term Debt [Line Items]
Long-term debt, current maturities		$ 4,832,437		$ 3,911,446
Long term debt noncurrent maturities		6,035,726		3,174,685
Total outstanding principal current		5,902,642		3,932,831																																						$ 1,118,605
Total outstanding principal non-current		7,518,484		3,228,010																																						2,858,828
Less: discounts current		(1,070,205)		(21,385)																																						(20,447)
Less: discounts non-current		(1,482,758)		(53,325)																																						(73,297)
Notes Payable		2,678,403		3,911,446																																						1,098,158
Notes Payable, Noncurrent				3,174,685																																						2,785,531
Notes payable current				3,381,446																																						1,098,158
Notes payable noncurrent				2,571,215																																						2,785,531
Debt Instrument, Face Amount																																							$ 1,944,000
Titan Holdings 2 [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[1]	175,000		175,000
Long term debt noncurrent maturities	[1]	537,470		603,470
Titan Holdings 2 [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities		712,470
Debt Instrument, Face Amount																																		$ 175,000			$ 712,470
Debt Instrument, Interest Rate, Effective Percentage																																			13.00%					10.50%
Titan Holdings 5 [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[2]	107,000		40,000	[3]
Long term debt noncurrent maturities	[2]
Glen Miller [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities		305,000	[4]	250,000	[4],[5]																																						[5]
Long term debt noncurrent maturities			[4]		[4],[5]																																						[5]
Glen Miller [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities		250,000
Debt Instrument, Face Amount																																	$ 55,000					$ 250,000
Jeff Rizzo [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities		81,658	[6]	65,000	[6],[7]																																						[7]
Long term debt noncurrent maturities			[6]		[6],[7]																																						[7]
Jeff Rizzo [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																																				$ 65,000
Debt Instrument, Interest Rate, Effective Percentage																															10.00%
Charles B Rizzo [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[8]
Long term debt noncurrent maturities	[8]
Frank Celli [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[9]
Long term debt noncurrent maturities	[9]
Related Party [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities		1,168,659		530,000
Long term debt noncurrent maturities		1,867,535		603,470
Notes Payable, Noncurrent		1,867,535		603,470
Notes Payable, Current		1,168,659		530,000
Nonrelated Party [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities		3,663,778		3,381,446
Long term debt noncurrent maturities		4,168,191		2,571,215
Notes Payable, Noncurrent		4,168,191		2,571,215																																						2,785,531
Notes Payable, Current		3,663,778		3,381,446																																						1,098,158
Titan Holdings 2 [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[10]			175,000
Long term debt noncurrent maturities	[10]			603,470
Titan Holdings 2 [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																																		$ 175,000			$ 712,470
Debt Instrument, Interest Rate, Effective Percentage																																			13.00%					10.50%
Titan Holdings 5 [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[3]
Long term debt noncurrent maturities	[3]
Keystone [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[11]	90,000
Long term debt noncurrent maturities	[11]
Notes Payable		240,000
Michaelson Capital [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities		2,107,090	[12]	2,307,090	[12],[13]																																						[13]
Long term debt noncurrent maturities			[12]		[12],[13]																																						[13]
Debt Instrument, Face Amount		2,107,090
Debt Instrument, Interest Rate, Effective Percentage																														16.00%
Michaelson Capital [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Periodic Payment												$ 35,000
Debt Instrument, Interest Rate, Effective Percentage												12.00%
Loanbuilder [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities		83,046	[14]	91,096	[14],[15]																																						[15]
Long term debt noncurrent maturities		56,281	[14]	102,916	[14],[15]																																						[15]
Loanbuilder [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Periodic Payment		1,545		1,545						$ 6,325																			$ 6,325
Individual Notes Payable [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities		25,000	[16]	25,000	[16]																																						[17]
Long term debt noncurrent maturities			[16]		[16]																																						[17]
Individual Notes Payable [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																																														$ 25,000
Debt Instrument, Interest Rate, Effective Percentage																																														12.00%
Kabbage Funding Loans [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[18]			9,344
Long term debt noncurrent maturities	[18]
Standard Waste Promissory Note (1) [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[19]	500,000
Long term debt noncurrent maturities	[19]
Notes Payable		500,000
Standard Waste Promissory Note (2) [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[20]
Long term debt noncurrent maturities	[20]	2,359,898
Notes Payable																																$ 2,359,898
WTI Global Inc [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[21]																																									170,000
Long term debt noncurrent maturities	[21]
WTI Global Inc [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																																												$ 170,000
Debt Instrument, Interest Rate, Effective Percentage																																												7.00%
Peoples United [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[22]																																									177,539
Long term debt noncurrent maturities	[22]
Peoples United [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																										$ 354,876
Debt Instrument, Periodic Payment																										$ 16,614
Debt Instrument, Interest Rate, Effective Percentage																										5.75%
M&T Bank [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[23]			133,072																																						121,927
Long term debt noncurrent maturities	[23]			188,121																																						321,192
M&T Bank [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Periodic Payment													$ 13,000
Debt Instrument, Interest Rate, Effective Percentage													8.78%
Daimler Truck [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[24]			53,429																																						74,873
Long term debt noncurrent maturities	[24]																																									53,429
Debt Instrument, Interest Rate, Effective Percentage																											6.00%
Daimler Truck [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																											$ 160,601	$ 131,940
Debt Instrument, Periodic Payment																											$ 2,795	$ 2,487
Debt Instrument, Interest Rate, Effective Percentage																												4.95%
Ascentium Capital [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[25]			195,519																																						152,467
Long term debt noncurrent maturities	[25]			612,674																																						587,991
Ascentium Capital [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount						$ 220,202																	$ 311,795	$ 259,646	$ 250,000
Debt Instrument, Periodic Payment						$ 4,742																	$ 5,935	$ 4,753	$ 4,812
Debt Instrument, Interest Rate, Effective Percentage						10.58%																	5.36%	3.75%	5.82%
Balboa Capital [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[26]			42,829																																						38,895
Long term debt noncurrent maturities	[26]			136,604																																						179,433
Balboa Capital [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																		$ 230,482
Debt Instrument, Periodic Payment																		$ 4,860
Debt Instrument, Interest Rate, Effective Percentage																		9.68%
Blue Bridge Financial [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[27]			11,733																																						10,394
Long term debt noncurrent maturities	[27]			39,218																																						50,951
Blue Bridge Financial [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																			$ 64,539
Debt Instrument, Periodic Payment																			$ 1,442
Debt Instrument, Interest Rate, Effective Percentage																			12.18%
Channel Equipment Finance [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[28]			93,818
Long term debt noncurrent maturities	[28]			98,230
Channel Equipment Finance [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount								$ 84,000	$ 123,574
Debt Instrument, Periodic Payment								$ 7,448	$ 3,051
Debt Instrument, Interest Rate, Effective Percentage								56.95%	16.69%
Financial Pacific [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[29]			33,006																																						29,187
Long term debt noncurrent maturities	[29]			100,214																																						133,220
Financial Pacific [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount														$ 95,127								$ 74,841
Debt Instrument, Periodic Payment														$ 1,906								$ 1,585
Debt Instrument, Interest Rate, Effective Percentage														7.49%								9.87%
M2 Equipment [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[30]			43,099																																						39,527
Long term debt noncurrent maturities	[30]			134,940																																						178,039
M2 Equipment [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																				$ 230,000
Debt Instrument, Periodic Payment																				$ 4,739
Debt Instrument, Interest Rate, Effective Percentage																				8.68%
Meridian Equipment Finance [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[31]			28,001																																						25,518
Long term debt noncurrent maturities	[31]			85,606
Meridian Equipment [Member]
Short-Term Debt [Line Items]
Long term debt noncurrent maturities	[31]																																									113,606
Meridian Equipment [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																$ 149,076
Debt Instrument, Periodic Payment																$ 3,118
Debt Instrument, Interest Rate, Effective Percentage																9.32%
Navitas [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[32]			39,840																																						36,791
Long term debt noncurrent maturities	[32]			118,883																																						158,723
Navitas [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																					$ 210,000
Debt Instrument, Periodic Payment																					$ 4,257
Debt Instrument, Interest Rate, Effective Percentage																					7.99%
Pawnee Leasing Corp [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[33]			45,910																																						41,480
Long term debt noncurrent maturities	[33]			147,848																																						193,759
Signature Bank [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[34]			79,732																																						73,973
Long term debt noncurrent maturities	[34]			295,189																																						374,921
Trans Lease [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[35]			44,657																																						40,524
Long term debt noncurrent maturities	[35]			112,912																																						157,569
Trans Lease [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount															$ 210,750
Debt Instrument, Periodic Payment															$ 4,838
Debt Instrument, Interest Rate, Effective Percentage															9.75%
Verdant Commercial Credit [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[36]			47,175																																						44,324
Long term debt noncurrent maturities	[36]			122,215																																						169,390
Western Equipment Capital [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[37]			45,016																																						41,186
Long term debt noncurrent maturities	[37]			141,589																																						186,605
Amur Equipment Finance [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[38]			33,465
Long term debt noncurrent maturities	[38]			187,381
Amur Equipment Finance [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount							$ 223,428
Debt Instrument, Periodic Payment							$ 5,215
Debt Instrument, Interest Rate, Effective Percentage							14.14%
Kabbage Loans [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[39]			9,344
Long term debt noncurrent maturities	[39]
Kabbage Loans [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount											$ 77,748																																		$ 120,800
Debt Instrument, Periodic Payment											$ 35,507
Baxter Credit Union [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[40]
Long term debt noncurrent maturities	[40]
Debt Instrument, Interest Rate, Effective Percentage																																									8.50%
Pawnee [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																	$ 248,157
Debt Instrument, Periodic Payment																	$ 5,296
Debt Instrument, Interest Rate, Effective Percentage																	10.19%
Collateralized Loans [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities		2,428,848		970,301
Long term debt noncurrent maturities		4,564,835		2,521,624
Debt Instrument, Face Amount		$ 7,000,000.0		$ 3,491,925

[1]	On April 30, 2023, Titan Trucking signed a promissory note (the “Titan Holdings 2 Note”) with Titan Holdings 2, LLC (“Titan Holdings 2”), a stockholder of the Company. The promissory note matures on March 31, 2028. On November 10, 2023, Titan Trucking and Titan Holdings 2 agreed to a restated promissory note (together the two notes are the “Titan Holdings 2 Note”). The Titan Holdings 2 Note has a principal amount of $
[2]	On December 31, 2023, Titan Trucking and a stockholder of the Company agreed to an informal agreement (the “Titan Holdings 5 Note”) to borrow funds from the stockholder as working capital needs arise. These additional funds are to be repaid as funding becomes available. As of September 30, 2024, Titan had borrowed $
[3]	On December 31, 2023, the Company and a stockholder of the Company agreed to an informal agreement (the “Titan Holdings 5 Note”) to borrow funds from the stockholder as working capital needs arise. These additional funds are to be repaid as funding becomes available. As of December 31, 2023, Titan had borrowed $
[4]	On October 30, 2023, Titan Trucking and the Company’s CEO, Glen Miller (“Miller”), agreed to a promissory note for a principal amount of $
[5]	On October 30, 2023, the Company and its CEO, Glen Miller, agreed to a promissory note for a principal amount of $
[6]	On November 30, 2023, the Company and its COO, Jeff Rizzo (“Rizzo”), agreed to a promissory note for a principal amount of $
[7]	On November 30, 2023, the Company and its COO, Jeff Rizzo, agreed to a promissory note for a principal amount of $
[8]	The Company has an informal agreement with Charles B. Rizzo (“C. Rizzo”) to continually borrow from C. Rizzo as working capital needs arise. These additional funds are to be repaid as funding becomes available. In July of 2024, the Company sold two customer contracts in exchange for total proceeds of $
[9]	On May 30, 2024, the Company and Frank Celli (“Celli”), agreed to a promissory note for a principal amount of $
[10]	On April 30, 2023, the Company signed a promissory note (the “Titan Holdings 2 Note”) with Titan Holdings 2, LLC (“Titan Holdings 2”), a stockholder of the Company. On November 10, 2023 Titan Trucking and Titan Holdings 2 agreed to a restated promissory note (together the two notes are the “Titan Holdings 2 Note”). The Titan Holdings 2 Note has a principal amount of $
[11]	During the nine months ended September 30, 2024, there were three note payable agreements executed between the Company and Keystone Capital Partners, LLC for an aggregate amount of $240,000. The agreements were issued between May 30, 2024 and June 7, 2024. All notes mature in less than 12 months and accrue interest at a rate of 10% per annum. On July 2, 2024, Keystone Capital Partners, LLC and the Company agreed to cancel two promissory notes for a total of $150,000 in exchange for 15,134 warrants to purchase 100 shares common stock each and 15,134 shares of Series B Preferred Stock. The warrants each have an exercise price of $0.06 per share (Note 14 – Stockholders’ Equity and Mezzanine Equity). The outstanding balance of the remaining note as of September 30, 2024 was $90,000. The exchange was analyzed under ASC 470-50 and was concluded a debt extinguishment, the Company recorded a loss on extinguishment of $242,045 which is presented on the statement of operations.
[12]	On January 5, 2023, the Company completed its asset acquisition of the Recoup Digester Assets and as part of the consideration, assumed the liabilities of a $
[13]	On January 5, 2023, the Company completed its asset acquisition of the Recoup Digester Assets and as part of the consideration the Company paid for such assets, the Company assumed the liabilities of a
[14]	Between January 14, 2022 and July 6, 2022, the Company signed four loan agreements with the Loanbuilder Service of Paypal, Inc (the “Loanbuilder Notes”). Three of the four Loanbuilder Notes had entered into settlement agreements prior to May 19, 2023. The remaining note (“Loanbuilder – 3”) was in default on May 19, 2023. On May 19, 2023, the outstanding liabilities owed under all the Loanbuilder Notes was $
[15]	Between January 14, 2022 and July 6, 2022, the Company signed four loan agreements with the Loanbuilder service of Paypal, Inc (the “Loanbuilder Notes”). Three of the four Loanbuilder Notes were settled prior to May 19, 2023. The remaining note (“Loanbuilder – 3”) was in default on May 19, 2023. On May 19, 2023, the outstanding liabilities owed due to the Loanbuilder Notes was $
[16]	On May 16, 2022, the Company issued a $
[17]	On May 16, 2022, the Company issued a $
[18]	On September 28, 2022 and September 29, 2022, the Company agreed to two Kabbage Funding Loan Agreements (together known as the “Kabbage Loans”) owed to American Express National Bank. The Kabbage Loans had an initial principal amount of $
[19]	On May 30, 2024 the Company entered into a promissory note agreement with Dominic and Sharon Campo for $
[20]	On May 31, 2024 the Company entered into a promissory note agreement with Dominic and Sharon Campo for $
[21]	On December 15, 2022, Titan Trucking entered into a $
[22]	On December 10, 2021, Titan Trucking entered into a collateralized loan agreement for $
[23]	Titan Trucking entered into a collateralized loan on December 23, 2022 with M&T Bank which matures on February 23, 2025. The loan has an interest rate of
[24]	On February 12, 2018, Titan Trucking entered into a collateralized loan agreement with Daimler Trucks for $
[25]	On May 5, 2022, Titan Trucking entered into an equipment financing agreement with Ascentium Capital for $
[26]	On August 13, 2022, Titan Trucking entered into a collateralized loan agreement with Balboa Capital for $
[27]	On August 11, 2022, Titan Trucking entered into an equipment finance agreement with Blue Bridge Financial for $
[28]	On September 19, 2023, Titan Trucking entered into a business advance finance agreement with Channel Equipment Finance for $
[29]	On July 15, 2022, Titan Trucking entered into an equipment financing agreement with Financial Pacific for $
[30]	On August 10, 2022, Titan Trucking entered into an equipment financing agreement with M2 Equipment for $
[31]	On August 16, 2022, Titan Trucking entered into an equipment financing agreement with Meridian for $
[32]	On July 23, 2022, Titan Trucking entered into an equipment financing agreement with Navitas for $
[33]	On August 15, 2022, Titan Trucking entered into an equipment financing agreement with Pawnee Leasing Corp. for $
[34]	On June 22, 2022, Titan Trucking entered into a collateralized loan agreement with Signature Bank for $
[35]	On August 20, 2022, Titan Trucking entered into a collateralized loan agreement with Trans Lease, Inc. for $
[36]	On April 27, 2022, Titan Trucking entered into a collateralized debt agreement with Verdant Commercial Capital for $
[37]	On August 15, 2022, Titan Trucking entered into an equipment financing agreement with Western Equipment Capital for $
[38]	On November 8, 2023, Titan Trucking entered into an equipment financing agreement with Amur Equipment Finance for $
[39]	On September 28, 2022 and September 29, 2022, the Company agreed to two Kabbage Funding Loan Agreements (together known as the “Kabbage Loans”) owed to American Express National Bank. The Kabbage Loans had an initial principal value of $
[40]	The Company signed a revolving loan with Baxter Credit Union, which was renewed on April 26, 2023, with a principal liability of $